                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and address of issuer:

                J.P. Morgan Series Trust
                3435 Stelzer Road
                Columbus, OH 43219

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                JPMorgan California Bond Fund
                JPMorgan Enhanced Income Fund
                JPMorgan U.S. High Yield Fund

3.     Investment Company Act File Number:         811-07795

       Securities Act File Number:                 333-11125


4(a).  Last day of fiscal year for which this notice is filed:  August 31, 2002

4(b)   [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

                NOT APPLICABLE

4(c).  [_] Check box if this is the last time the issuer will be filing this
           Form.

                NOT APPLICABLE

5.     Calculation of registration fee:

       (I)     Aggregate  sale  price  of  securities  sold  during  the
               fiscal year pursuant to section 24(f):                              $ 486,459,000

       (ii)    Aggregate price of securities redeemed or
               repurchased during the fiscal year:                                 $ 128,140,000

       (iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce reduction fees payable
               to the commission:                                                  $           0

       (iv)    Total available redemption credits [add Items 5(ii) and 5(iii):     $ 128,140,000

        (v)    Net Sales -- if Item 5(I) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(I)]:                               $ 358,319,000

       (vi)    Redemption credits available for use in future years -- if Item
               5(I) is less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:                                              $           0

       (vii)   Multiplier for determining registration fee (see
               Instruction  C.9):                                                     x  .000092

       (viii)  Registration fee due  [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                               $   32,965.35

6.     Prepaid Shares

       If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                   +$----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                    = $32,965.35

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                              November 18,  2002

               Method of Delivery:

                                [X]  Wire Transfer
                                [_]  Mail or other means



                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By  (Signature and Title)* /s/ Arthur Jensen
                                  ----------------------------------------

                                  ________________________________________
                                    Arthur Jensen,  Assistant Treasurer

       Date November 18, 2002
            -----------------

            * Please print the name and title of the signing officer
                              below the signature.